Document and Entity Information	Apr. 14, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 14, 2024
Entity Registrant Name	Endo International plc
Entity Incorporation State Country Code	L2
Entity File Number	001-36326
Entity Tax Identification Number	68-0683755
Entity Address Address Line 1	First Floor, Minerva House, Simmonscourt Road
Entity Address City Or Town	Ballsbridge, Dublin 4
Entity Address Postal Zip Code	Not Applicable
Entity Address Country	IE
City Area Code	353
Local Phone Number	1-268-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001593034
Amendment Flag	false